Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,829,006	$ 287,011	¥ 754,308
Short-term investments	3,615	567	18,743
Prepayments and other current assets	52,459	8,232	42,418
Total current assets	1,885,080	295,810	815,469
Property, equipment and software, net	123,818	19,430	119,083
Operating lease right-of-use assets	29,652	4,653	0
Other non-current assets	21,587	3,387	30,398
TOTAL ASSETS	2,060,137	323,280	964,950
Current liabilities:
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB11,157 and RMB35,685 as of December 31, 2020 and 2021, respectively)	69,120	10,846	42,401
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB49,990 and RMB66,100 as of December 31, 2020 and 2021, respectively)	66,100	10,373	49,990
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Company of nil and RMB4,367 as of December 31, 2020 and 2021, respectively)	17,527	2,750	0
Current portion of long-term borrowings (including current portion of long-term borrowings of the consolidated VIEs without recourse to the Company of RMB970 and RMB2,376 as of December 31, 2020 and 2021, respectively)	2,376	373	970
Total current liabilities	155,123	24,342	93,361
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Company of nil and RMB730 as of December 31, 2020 and 2021, respectively)	14,830	2,327	0
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB51,926 and RMB54,349 as of December 31, 2020 and 2021, respectively)	54,349	8,529	51,926
Other non-current liabilities	8,464	1,328	0
TOTAL LIABILITIES	232,766	36,526	145,287
Commitments and Contingencies
Mezzanine equity:
Total mezzanine equity	0	0	1,407,536
Shareholders' equity (deficit):
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 99,044,776 and 337,969,926 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	223	35	68
Additional paid-in capital	2,902,856	455,521	0
Accumulated other comprehensive loss	(57,936)	(9,091)	(23,912)
Accumulated deficit	(1,017,772)	(159,711)	(564,029)
Total shareholders' equity (deficit)	1,827,371	286,754	(587,873)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY(DEFICIT)	2,060,137	323,280	964,950
Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	0	0	110,468
Series B One Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	0	0	142,481
Series B Two Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	0	0	495,799
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	¥ 0	$ 0	¥ 658,788